Note 19 - Business Acquisition and Unaudited Pro Forma Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Purchase Price Allocation [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the year ended December 31, 2011, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

(Unaudited)
Net sales	$47,710,088

Net income	$5,250,294

Basic weighted average shares outstanding	14,506,915
Diluted weighted average shares outstanding	14,697,206

Basic net earnings per share	$0.36
Diluted net earnings per share	$0.36